Related party transactions	6 Months Ended
Jun. 30, 2020
Related party transactions
Related Party Transactions

11. Related party transactions

Income (expenses) from related parties

As described in Related party agreements below, subsidiaries of Höegh LNG have provided the administrative services to the Partnership and ship management and/or technical support services for the PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace as well as leasing the Höegh Gallant.

Related party amounts included in the consolidated statements of income for the three and six months ended June 30, 2020 and 2019 or in the consolidated balance sheets as of June 30, 2020 and December 31, 2019 are as follows:

	Three months ended		Six months ended
Statement of income:	June 30,		June 30,
(in thousands of U.S. dollars)	2020	2019	2020	2019
Revenues
Time charter revenue Höegh Gallant (1)	$11,112	$10,131	$23,415	$22,310

Operating expenses
Vessel operating expenses (2)	(5,192)	(5,417)	(9,531)	(10,706)
Hours, travel expense and overhead (3) and Board of Directors’ fees (4)	(982)	(773)	(2,129)	(2,131)
Financial (income) expense
Interest income from joint ventures (5)	79	73	157	143
Interest expense to Höegh LNG (6)	(57)	(686)	(196)	(1,354)
Total	$4,960	$3,328	$11,716	$8,262

	As of
Balance sheet	June 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Equity
Contributions from Höegh LNG (7)	$8,600	$—
Repayment of indemnification received from Höegh LNG (8)	—	(64)
Issuance of units for Board of Directors’ fees (4)	—	194
Other and contribution from owner (9)	225	485
Total	$8,825	$615
1)	Time charter revenue Höegh Gallant: Subsidiaries of Höegh LNG have leased the Höegh Gallant.
2)	Vessel operating expenses: Subsidiaries of Höegh LNG provide ship management of vessels, including crews and the provision of all other services and supplies.
3)	Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charged based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.
4)	Board of Directors’ fees: Part of the board compensation is awarded as common units of the Partnership. Effective June 4, 2019 a total of 11,180 common units were awarded to non-employee directors under the Höegh LNG Partners LP Long Term Incentive Plan as compensation of $194 for part of the directors' fees. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.
5)	Interest income from joint ventures: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.
6)	Interest expense to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes. The Partnership incurred interest expense on the drawn balance.
7)	Non-cash contribution from Höegh LNG: As described under "Indemnifications" below, on April 8, 2020, the Partnership was indemnified by Höegh LNG for its share of the joint ventures boil-off settlement payments by a reduction of $8.6 million on its outstanding balance on the $85 million revolving credit facility from Höegh LNG. This non-cash settlement from Höegh LNG was recorded as an increase in equity.
8)	Cash contribution from/distribution to Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification from the Partnership which were recorded as contributions or distributions to equity.
9)	Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services benefit the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective March 26, 2020, March 21, 2019 and September 14, 2018, the Partnership granted or extended the terms for 8,100, 10,917 and 28,018 phantom units , respectively, to the Chief Executive Officer and Chief Financial Officer of the Partnership. Related expenses are recorded over the vesting period as an administrative expense and as an increase in equity. On August 6, 2020, the Partnership announced that the Partnership's Chief Executive Officer and Chief Financial Officer resigned which will result in 15,378 of the phantom units not vesting. The remaining unvested phantom units will be 9,723 which will vest in 2020 and 2021.

Dividends to Höegh LNG: The Partnership has declared and paid quarterly distributions totaling $14.2 million to Höegh LNG for each of the six months ended June 30, 2020 and 2019.

Receivables and payables from related parties

Amounts due from affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Amounts due from affiliates	$5,701	$4,296

The amount due from affiliates relates to a receivable for time charter hire from subsidiaries of Höegh LNG for the Höegh Gallant and prefunding for intercompany services. The time charter hire is due 18 days from the receipt of the invoice. Time charter hire is invoiced at the end of the month in arrears.

Amounts due to owners and affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Amounts due to owners and affiliates	$3,627	$2,513

As of June 30, 2020, and December 31, 2019, amounts due to owners and affiliates principally relate to trade payables for services provided by subsidiaries of Höegh LNG.

Revolving credit facility due to owners and affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Revolving credit facility	$4,749	$8,792

In August 2014, upon the closing of the IPO, the Partnership entered into an $85 million revolving credit facility with Höegh LNG, to be used to fund acquisitions and working capital requirements of the Partnership. The credit facility is unsecured and was repayable on January 1, 2020. On May 28, 2019, the repayment date on the $85 million revolving credit facility was extended to January 1, 2023 and the terms amended for the interest rate to be LIBOR plus a margin of 1.4% in 2019, 3.0% in 2020 and 4.0% thereafter. On April 8, 2020, the Partnership was indemnified by Höegh LNG for its share of the joint ventures boil-off settlement payments by a reduction of $8.6 million on its outstanding balance on the revolving credit facility. On April 24, 2020, the Partnership drew $4.5 million on the revolving credit facility.

Related party agreements

In connection with the IPO the Partnership entered into several agreements including:

(i)	An $85 million revolving credit facility with Höegh LNG, which was undrawn at the closing of the IPO;
(ii)	An omnibus agreement with Höegh LNG, the general partner, and Höegh LNG Partners Operating LLC (the “operating company”) governing, among other things:
a.	To what extent the Partnership and Höegh LNG may compete with each other;
b.	The Partnership’s rights of first offer on certain FSRUs and LNG carriers operating under charters of five or more years; and
c.	Höegh LNG’s provision of certain indemnities to the Partnership.
(iii)	An administrative services agreement with Hoegh LNG Services Ltd., UK (“Höegh UK”), pursuant to which Höegh UK provided certain administrative services to the Partnership. This agreement expired during 2019; and
(iv)	Höegh UK entered into administrative services agreements with Höegh LNG AS (“Höegh Norway”) and Leif Höegh (U.K.) Limited, pursuant to which Höegh Norway and Leif Höegh (U.K.) Limited provided Höegh UK certain administrative services. Additionally, the operating company entered into an administrative services agreement with Leif Höegh (U.K.) Limited to allow Leif Höegh (U.K.) Limited to provide services directly to the operating company. Each of these agreements expired , or were terminated by mutual agreement, during 2019.

Existing agreements remained in place following the IPO for provision of certain services to the Partnership's vessel owning joint ventures or entity, of which the material agreements are as follows:

●	The joint ventures are parties to ship management agreements with Höegh LNG Fleet Management AS (“Höegh LNG Management”) pursuant to which Höegh LNG Management provides the joint ventures with technical and maritime management and crewing of the Neptune and the Cape Ann, and Höegh Norway is a party to a sub-technical support agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides technical support services with respect to the PGN FSRU Lampung; and
●	The joint ventures are parties to commercial and administration management agreements with Höegh Norway, and PT Hoegh LNG Lampung is a party to a technical information and services agreement with Höegh Norway.

Subsequent to the IPO, the Partnership has acquired vessel owning entities. Existing agreements remained in place following the acquisition for the time charter of the Höegh Gallant and receipt of certain services, of which the material agreements are as follows:

●	Hoegh LNG Cyprus Limited acting through its Egyptian Branch had a Lease and Maintenance Agreement (the “time charter”) with EgyptCo for the lease and maintenance of the Höegh Gallant and the provision of crew and certain ship management services for a combined daily hire rate. The time charter started in April 2015 and expired in April 2020;
●	Hoegh LNG Cyprus Limited is party to a ship management agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides the technical management of the Höegh Gallant, and Hoegh LNG Maritime Management Pte. Ltd. (“Höegh Maritime Management”) is a party to a secondment agreement, as amended, with Hoegh LNG Cyprus Limited pursuant to which Höegh Maritime Management provides qualified crew for the Höegh Gallant; and
●	Hoegh LNG Cyprus Limited is party to a management agreement with Höegh Norway, pursuant to which Höegh Norway provides administrative, commercial and technical management services, each as instructed from time to time by Hoegh LNG Cyprus Limited.

Existing agreements remained in place for the time charter of the Höegh Grace following the acquisition and receipt of certain services, of which the material agreements are as follows:

●	a ship management agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides technical and maritime management services;
●	a manning agreement with Höegh Fleet Services Philippines Inc. to recruit and engage crew for the vessel;
●	a technical services agreement with Höegh Norway to provide technical services for the vessel;
●	a management consulting agreement with Höegh Norway to provide support related to certain management activities;
●	a crew recruitment consulting services agreement with Höegh Maritime Management to provide professional consulting services in connection with recruitment of crew and other employees;
●	an agreement for provision of professional payment services with Höegh Maritime Management to provide services in connection with the payment of monthly salaries to the crew and employees working on the vessel; and
●	a spare parts procurement and insurance services agreement with Höegh LNG Management to arrange for the supply of spare parts and the insurance coverage for the vessel.

In December 2019, the Partnership and the operating company entered an administrative services agreement with Höegh Norway, pursuant to which Höegh Norway provides certain administrative services to the Partnership.

On April 30, 2020, the Partnership entered a Lease and Maintenance Agreement with a subsidiary of Höegh LNG for the time charter of the Höegh Gallant and the provision of crew and certain ship management services for use as either an FSRU or an LNG carrier for a combined daily hire rate. The terms of the agreement were approved by the Partnership's board of directors and the conflicts committee. The Subsequent Charter commenced on May 1, 2020 and expires July 31, 2025.

Indemnifications

Environmental indemnifications:

Under the omnibus agreement, Höegh LNG agreed to indemnify the Partnership until August 12, 2019 against certain environmental and toxic tort liabilities with respect to the assets contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold to the Partnership. No indemnification claims were filed for environmental liabilities under the agreement prior to its expiration.

Other indemnifications:

Pursuant to a letter agreement dated August 12, 2015, Höegh LNG confirmed that the indemnification provisions of the omnibus agreement include indemnification for all non-budgeted, non-creditable Indonesian value added taxes and non-budgeted Indonesian withholding taxes, including any related impact on cash flow from PT Hoegh LNG Lampung and interest and penalties associated with any non-timely Indonesian tax filings related to the ownership or operation of the PGN FSRU Lampung and the Mooring whether incurred (i) prior to the closing date of the IPO, (ii) after the closing date of the IPO to the extent such taxes, interest, penalties or related impact on cash flows relate to periods of ownership or operation of the PGN FSRU Lampung and the Mooring and are not subject to prior indemnification payments or deemed reimbursable by the charterer under its audit of the taxes related to the PGN FSRU Lampung time charter for periods up to and including June 30, 2015, or (iii) after June 30, 2015 to the extent withholding taxes exceed the minimum amount of withholding tax due under Indonesian tax regulations due to lack of documentation or untimely withholding tax filings.

No indemnification claims were filed or received for the three or six months ended June 30, 2020 and 2019.

In the first quarter of 2019, insurance proceeds of approximately $0.06 million were received related to repairs under the warranty for the Mooring. The Partnership had been indemnified by Höegh LNG for all warranty provisions at the time the costs were incurred, and the Partnership refunded the amount recovered by insurance to Höegh LNG in the second quarter of 2019. Refer to note 14.

Under the contribution, purchase and sale agreement entered into with respect to the purchase of the Höegh Gallant entities, Höegh LNG will indemnify the Partnership for:

1.	losses from breach of warranty;
2.	losses related to certain environmental and tax liabilities attributable to the operation of the Höegh Gallant prior to the closing date;
3.	all capital gains tax or other export duty incurred in connection with the transfer of the Höegh Gallant outside of Höegh LNG Cyprus Limited’s permanent establishment in a Public Free Zone in Egypt;
4.	any recurring non-budgeted costs owed to Höegh LNG Management with respect to payroll taxes;
5.	any non-budgeted losses suffered or incurred in connection with the commencement of services under the time charter with EgyptCo or EgyptCo’s time charter with EGAS; and
6.	liabilities under the Gallant/Grace facility not attributable to the Höegh Gallant.

No indemnification claims were filed or received for the three or six months ended June 30, 2020 and 2019.

Under the contribution, purchase and sale agreements entered into with respect to the acquisitions of the 51% and 49% ownership interests in the Höegh Grace entities, Höegh LNG will indemnify the Partnership for:

1.	losses from breach of warranty;
2.	losses related to certain environmental liabilities, damages or repair costs and tax liabilities attributable to the operation of the Höegh Grace prior to the closing date;
3.	any recurring non-budgeted costs owed to tax authorities with respect to payroll taxes, taxes related to social security payments, corporate income taxes (including income tax for equality and surcharge on income tax for equality), withholding tax, port associations, local Cartagena tax, and financial transaction tax, including any penalties associated with taxes to the extent not reimbursed by the charterer; and
4.	any non-budgeted losses suffered or incurred in connection with commencement of services under the Höegh Grace charter with SPEC.

No indemnification claims were filed or received for the three or six months ended June 30, 2020 and 2019.

On September 27, 2017, the Partnership entered into an indemnification agreement with Höegh LNG with respect to the boil-off claims under the Neptune and Cape Ann time charters, pursuant to which Höegh LNG will, among other things, indemnify the Partnership for its share of any losses and expenses related to or arising from the failure of either Neptune or Cape Ann to meet the performance standards related to the daily boil-off of LNG under their respective time charters (including any cash impact that may result from any settlement with respect to such claims, including any reduction in the hire rate under either time charter). On April 8, 2020, the Partnership was indemnified by Höegh LNG for its share of the joint ventures boil-off settlement payments by a reduction of $8.6 million on its outstanding balance on the revolving credit facility due to owners and affiliates. This non-cash settlement from Höegh LNG was recorded as an increase in equity. No indemnification claims were made or received by the Partnership for the three or six months June 30, 2019. Refer to note 14.